Income Taxes (Narrative) (Details) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Taxes [Abstract]
Adjustments to excess tax benefit from stock-based compensation		$ 428,000
Tax benefit recorded in AOCI	1,800,000	2,700,000
Unused net operating losses		10,900,000
Net operating losses carryforwards from business separation		3,900,000
NOL expiration range		2023 through 2031
Deferred tax asset from actuarial losses	$ 9,000,000